Note 1 - The Company and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	The Company and Basis of Presentation

On September 23, 2014, PLC Systems, Inc., a Yukon Territory corporation (“PLC”) completed an Agreement and Plan of Merger (“Merger Agreement” or “Merger”) with Viveve®, Inc., a Delaware corportation (“Viveve”). As of that date, Viveve operates as a wholly-owned subsidiary of PLC and PLC is known as Viveve Medical, Inc. (“Viveve Medical”, the “Company”, “we”, “our”, or “us”). Viveve Medical will compete in the women’s health market with a focus on the Viveve System™ to improve women’s overall sexual well-being and quality of life, will retain all its personnel and continue to be headquartered in Sunnyvale, California.

At the effective time of the Merger, PLC divested its ownership of its former operating subsidiaries, PLC Medical Systems, Inc. and PLC Systemas Medicos Internacionais, which will operate as independent entities going forward under new ownership.

In preparation for the stock exchange pursuant to the Merger, Viveve convertible bridge notes in the aggregate amount of $4,875,000 and related accrued interest of approximately $522,000 were extinguished.

Additionally, Viveve warrant liabilities of approximately $573,000 were extinguished in preparation of the stock exchange pursuant to the Merger.

Pursuant to the Merger Agreement, all shares of capital stock (including common and preferred stock) of Viveve were converted into 3,743,282 shares of the Company's common stock which represented approximately 62% of the issued and outstanding shares of common stock of the Company on a fully diluted basis. In addition, non-accredited investors were entitled to receive approximately $16,500 upon closing. Upon the closing of the Merger, the Company issued an additional 943,596 shares of common stock upon the automatic conversion of a warrant issued in exchange for the cancellation of related party convertible bridge notes.

The acquisition was accounted for as a reverse merger and recapitalization effected by a share exchange. Viveve is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of the acquired entity have been brought forward at their book value and no goodwill has been recognized.

Concurrent with the Merger, Viveve Medical completed a private placement for total gross proceeds of approximately $6 million (including approximately $1.5 million of convertible bridge note conversion). As a result, Viveve Medical issued 11,305,567 shares of common stock and 5-year warrants to purchase up to 940,189 shares of common stock at an exercise price of $0.53 per share.

Interim Unaudited Financial Information

The accompanying unaudited condensed consolidated financial statements of Viveve Medical have been prepared in accordance with accounting principles generally accepted in the United States of America  (“US GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the financial statements have been included.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto, included in the proxy statement which was filed with the Securities and Exchange Commission on August 11, 2014. The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results for the year ending December 31, 2014 or any future interim period.

1.	Formation and Business of the Company

Viveve, Inc. (the “Company”) was incorporated in the state of Delaware on September 21, 2005 for the purpose of the design, development, manufacture and marketing of medical devices for the non-invasive treatment of vaginal laxity.

The Company is considered to be in the development stage and, since inception, has devoted substantially all of its time and effort to developing products, raising capital and recruiting personnel. The Company has not generated substantial revenues to date from its planned principal operations. As such, it is subject to risks common to companies in the development stage including but not limited to, development of new products, markets and distribution channels, dependence on key personnel, and the ability to obtain additional capital to fund its product plans. The Company may require additional resources to complete the commercialization of its proposed products. Therefore, the Company may need to raise additional capital in the future to fund its operations. The Company may at that time be unable to raise such funds when needed or on acceptable terms. If the Company fails to raise additional funds as needed it may have to delay or terminate its product development.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has incurred recurring losses and negative cash flows from operations since inception. The Company has not generated significant revenues and has funded its operating losses through the sale of preferred stock and the issuance of debt. The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry. These risks include, but are not limited to, the uncertainty of availability of additional financing and the uncertainty of achieving future profitability. Management of the Company intends to raise additional funds through the issuance of equity securities. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not contain any adjustments that might result from the outcome of this uncertainty.